Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 551	$ 1,037	$ 29
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(16)	166	0
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	404	482	39
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	97	190	(12)
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	69	193	2
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	6	1
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(99)	593	29
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(60)	127	(5)
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(63)	271	27
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	1	0
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	56	110	6
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(30)	78	0
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(2)	5	1
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	612	378	0
Lifetime expected credit losses | Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	41	27	5
Lifetime expected credit losses | Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	487	183	12
Lifetime expected credit losses | Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	0
Lifetime expected credit losses | Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	42	78	(18)
Lifetime expected credit losses | Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	42	91	2
Lifetime expected credit losses | Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	$ 0
Lifetime expected credit losses | Purchased
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	39	67
Lifetime expected credit losses | Purchased | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	3	13
Lifetime expected credit losses | Purchased | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(21)	27
Lifetime expected credit losses | Purchased | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Lifetime expected credit losses | Purchased | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	2
Lifetime expected credit losses | Purchased | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	57	25
Lifetime expected credit losses | Purchased | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0